UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06515

Morgan Stanley Global Fixed Income Opportunities Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	April 30, 2016

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2016 Morgan Stanley

DINSAN
1513565 EXP. 06.30.17

INVESTMENT MANAGEMENT

Morgan Stanley
Global Fixed Income
Opportunities Fund

Semi-Annual Report

April 30, 2016

Morgan Stanley Global Fixed Income Opportunities Fund

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	9
Expense Example	10
Portfolio of Investments	12
Statement of Assets and Liabilities	37
Statement of Operations	38
Statements of Changes in Net Assets	40
Notes to Financial Statements	41
Financial Highlights	64
Privacy Notice	70

Welcome Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2016

Total Return for the 6 Months Ended April 30, 2016
Class A	Class B	Class L	Class I	Class C	Class IS	Barclays Global Aggregate Index[1]	Lipper Global Income Funds Index[2]
0.32%	–0.21%	0.22%	0.49%	0.02%	0.52%	6.09%	2.88%

The performance of the Fund's six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

After a tumultuous third quarter 2015, risky assets rallied in October. However, by December, renewed concerns about commodity prices and China's economy again pressured riskier sectors. This led to a weakening in corporate bonds with energy or commodity exposure, across both the investment grade and high yield markets, and in emerging market debt, especially commodity exporters. As yield spreads widened, most non-government sectors underperformed Treasuries in the fourth quarter. December marked the occurrence of a risk event that has captured market attention for much of the past two and a half years: the initial Federal Reserve (Fed) rate hike. Since the event had been widely anticipated, the overall market reaction was muted and the market subsequently shifted its attention to the future path of interest rates. The U.S. dollar did rally broadly against world currencies, as markets anticipated the Fed rate hike.

Subsequently, in the first quarter of 2016, markets took investors on a roller coaster ride. The beginning of the quarter through mid-February was a severe "risk-off" period, which saw declines in many asset prices, a widening of credit spreads, and a rally in developed market government bonds. The second half of the quarter saw almost a complete reversal with many markets finishing the quarter nearly where they started. Some notable exceptions were corporate bank bonds and mortgage-backed securities (MBS), which continued to trade at wider spreads.

Risk premia rose at the start of the first quarter due to uncertainty over China's policy to devalue the renminbi and falling oil prices. However, these conditions reversed from late February through April, amid the stabilization of oil prices and a retreat in the U.S. dollar. Following the G-20 Shanghai meeting, central banks made several comments that were supportive of policy stimulus and asset prices. Even the Fed jumped on the bandwagon, adjusting its forecasted rate hikes from four to two increases for 2016. These events caused risk premia to fall, which subsequently drove asset prices higher.

At the April meeting, the Fed chose to leave rates unchanged. More importantly, though recent easing in financial conditions and global risk outlooks could justify a more hawkish outlook, the Fed chose not to backtrack from the dovish message in March, which centered on global risks. As the April statement indicated, the Fed will continue to consider global risks as a part of its policy debate. We expect the Fed to remain cautious in raising rates and believe a June hike is unlikely.

Macro developments, especially from mid-February through April, were positive for the credit markets. The sectors that had previously exhibited the highest volatility — namely, energy and commodities — were the best performers in the second half of this reporting period. Banks lagged as their recovery late in the quarter did not offset their earlier weakness. Fundamentally, the trend of decent U.S. economic data has continued. A consistently robust jobs market, as well as signs of slow, but positive wage gains continued to reinforce the U.S.'s persistent low-growth environment. While easy monetary policy may repress government bond yields, it should also support risky asset prices. The European Central Bank announced additional quantitative easing, conveying its intention to directly purchase non-financial euro corporate bonds. We believe this intervention, which will start later in the second quarter, could have a beneficial impact not only on euro-denominated credits but on corporate bonds more globally, as investors are encouraged to diversify in search of higher yields. Overall, our view is that credit markets represent an attractive opportunity. Although spreads have rallied from their recent widening, we believe valuations continue to remain attractive considering the overall macro backdrop.

MBS credit sectors suffered spread widening in early 2016. Generally, MBS were as volatile as corporates, but they subsequently did not fully recover. Non-agency MBS remains one of the more stable and attractive fixed income asset classes, in our opinion. We continue to like the segment for its attractive yields, improving fundamentals and shrinking net supply.

We are overweight commercial mortgage backed securities (CMBS) in the portfolio. We favor seasoned CMBS issues, which have benefited from recent property price appreciation, over newly originated deals, which may have been underwritten with somewhat inflated property valuations. Although we expect continued volatility in CMBS in 2016, we still believe that CMBS offers attractive yields and could continue to benefit from improving fundamental market conditions.

After a turbulent start for emerging market debt in 2016, we are cautiously optimistic on the sector and have been adding exposure to the Fund. Broadly, we expect a modest rebound in emerging market growth in 2016 and 2017 as the negative impacts from Brazil and Russia lessen. China's growth slowdown is likely to continue in the medium term, but we expect a small growth rebound in the short term on the back of a more aggressive policy response through stimulative fiscal policy, required reserve ratio cuts, and rate cuts. The weaker U.S. dollar has provided the renminbi a welcome respite, allowing the authorities to depreciate the Chinese currency vis-àvis a basket of currencies, while keeping it stable against the U.S. dollar and allowing foreign exchange reserve losses to slow. We expect "official" growth to slow to 6.5 percent with "actual" growth at around 5.5 percent in 2016. In our opinion, the gradual shift toward managing the renminbi against a basket of currencies reduces the risk of an abrupt devaluation while China assumes the presidency of the G-20 this year.

Performance Analysis

All share classes of Morgan Stanley Global Fixed Income Opportunities Fund underperformed the Barclays Global Aggregate Index (the "Index") and the Lipper Global Income Funds Index for the six months ended April 30, 2016, assuming no deduction of applicable sales charges.

Currency positioning, which was nearly 100 percent hedged to the U.S. dollar using foreign exchange forward contracts, had the largest negative impact on relative performance during the period as the U.S. dollar fell in value, most notably versus the Japanese yen and the euro. The Fund's duration and interest rate positioning, which is shorter than that of the Index, was also a major detractor from performance as this positioning was unfavorable as global interest rates fell. Overweight positions in investment grade credit, convertible bonds, and CMBS also dampened relative performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION** as of 04/30/16
Corporate Bonds	35.6%
Sovereign	25.6
Mortgages — Other	12.1
U.S. Treasury Securities	8.3
Short-Term Investments	5.9
Asset-Backed Securities	5.4
Commercial Mortgage-Backed Securities	4.9
Variable Rate Senior Loan Interests	1.7
Collateralized Mortgage Obligations — Agency
Collateral Series	0.4
Agency Fixed Rate Mortgages	0.1

**  Does not include open short futures contracts with an underlying face amount of $62,169,875 with total unrealized appreciation of $84,203. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $1,564,064 and does not include open swap agreements with net unrealized depreciation of $23,323.

LONG-TERM CREDIT ANALYSIS as of 04/30/16
AAA	14.5%
AA	0.4
A	12.9
BBB	19.5
BB	19.1
B or Below	21.4
Not Rated	12.2

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled "not rated" have been rated by at least one Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are obtained from Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc. ("Moody's") or Fitch Ratings ("Fitch"). If two or more NRSROs have assigned a rating to a security, the highest rating is used and if securities are not rated, Morgan Stanley Investment Management Inc. (the "Adviser") has deemed them to be of comparable quality. Ratings from Moody's or Fitch, when used, are converted into their equivalent S&P rating.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a portfolio of fixed-income securities. The Fund's "Adviser," Morgan Stanley Investment Management Inc., and/or "Sub-Adviser," Morgan Stanley Investment Management Limited, will allocate the Fund's investments among the following asset classes or market segments: (1) corporate securities, (2) residential and commercial mortgage-backed securities, (3) asset-backed securities, (4) emerging market securities, (5) convertible securities, (6) U.S. government securities and foreign sovereign debt, and (7) currency derivatives. Securities may be rated either investment grade or below investment grade and denominated in any currency, hedged or un-hedged. The amount of the Fund's assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65 percent of its net assets in any one asset class or market segment. The Adviser and Sub-Adviser have the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund's assets may be invested in certain groups and not others.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund

Center on our web site at www.morganstanley.com/im. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended April 30, 2016
Symbol	Class A Shares* (since 07/28/97) DINAX		Class B Shares** (since 04/09/92) DINBX		Class L Shares*** (since 07/28/97) DINCX	Class I Shares† (since 07/28/97) DINDX	Class C Shares†† (since 04/30/15) MSIPX		Class IS Shares††† (since 9/13/13) MGFOX
1 Year	–1.91 –6.01[4]	%[3]	–2.56 –7.26[4]	%[3]	–2.13 —%[3]	–1.55 —%[3]	–2.45 –3.39[4]	%[3]	–1.50 —%[3]
5 Years	4.54[3] 3.64[4]		3.83[3] 3.49[4]		4.15[3] —	4.88[3] —	— —		— —
10 Years	4.86[3] 4.40[4]		4.34[3] 4.34[4]		4.36[3] —	5.17[3] —	— —		— —
Since Inception	3.90[3] 3.65[4]		4.34[3] 4.34[4]		3.33[3] —	4.18[3] —	–2.45[3] –3.39[4]		3.89[3] —
Gross Expense Ratio	1.04		1.88		1.26	0.70	1.74		0.64

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class L, Class I, Class C and Class IS shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005). Class B shares are closed to new investments.

***  Class L has no sales charge. Class L shares are closed to new investments.

†  Class I has no sales charge.

††  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

†††  Class IS had no sales charge.

(1)  The Barclays Global Aggregate Index provides a broad-based measure of the global investment grade fixed-rate debt markets. Total Returns shown in unhedged USD. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Global Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Global Income Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/15 – 04/30/16.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/15	04/30/16	11/01/15 – 04/30/16
Class A
Actual (0.32% return)	$1,000.00	$1,003.20	$4.63
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.24	$4.67
Class B
Actual (–0.21% return)	$1,000.00	$997.90	$8.05
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.81	$8.12
Class L
Actual (0.22% return)	$1,000.00	$1,002.20	$5.72
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.14	$5.77
Class I
Actual (0.49% return)	$1,000.00	$1,004.90	$2.94
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.93	$2.97
Class C
Actual (0.02% return)	$1,000.00	$1,000.20	$7.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.01	$7.92
Class IS
Actual (0.52% return)	$1,000.00	$1,005.20	$2.69
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.18	$2.72

  @  Expenses are equal to the Fund's annualized expense ratios of 0.93%, 1.62%, 1.15%, 0.59%, 1.58% and 0.54% for Class A, Class B, Class L, Class I, Class C and Class IS shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.94%, 1.93%, 1.16%, 0.60%, 1.59% and 0.55% for Class A, Class B, Class L, Class I, Class C and Class IS shares, respectively.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2016 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Corporate Bonds (35.9%)
		Australia (1.0%)
		Energy
	$1,200	APT Pipelines Ltd. (a)(b)	4.20%		03/23/25	$1,196,068
EUR	1,400	Origin Energy Finance Ltd.	7.875	(c)	06/16/71	1,596,257
						2,792,325
		Finance
	1,100	Commonwealth Bank of Australia	2.00	(c)	04/22/27	1,226,745
		Total Australia				4,019,070
		Belgium (0.2%)
		Basic Materials
	700	Solvay Finance SA	5.425	(c)	(d)	825,719
		Brazil (0.4%)
		Consumer, Non-Cyclical
	300	BRF SA	2.75		06/03/22	324,264
		Finance
	$800	Banco ABC Brasil SA	7.875		04/08/20	804,000
	450	Banco Daycoval SA (b)	5.75		03/19/19	452,380
						1,256,380
		Total Brazil				1,580,644
		Canada (0.3%)
		Basic Materials
	500	Lundin Mining Corp. (b)	7.50		11/01/20	507,500
		Consumer, Cyclical
	750	Air Canada (b)	7.75		04/15/21	781,875
		Total Canada				1,289,375
		Chile (0.1%)
		Consumer, Non-Cyclical
	425	Cencosud SA (b)	6.625		02/12/45	407,748
		China (0.6%)
		Communications
	631	Ctrip.com International Ltd. (a)	1.25		10/15/18	804,525
		Consumer, Non-Cyclical
HKD	5,000	Hengan International Group Co., Ltd.	0.00	(e)	06/27/18	679,234

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Utilities
	$750	ENN Energy Holdings Ltd.	0.00	(e)%	02/26/18	$795,000
		Total China				2,278,759
		Colombia (0.2%)
		Energy
	620	Ecopetrol SA (a)	5.875		09/18/23	621,550
		Denmark (0.0%) (f)
		Finance
DKK	(g)	Nordea Kredit Realkreditaktieselskab, Series ANN	5.00		07/01/29	2
		France (2.5%)
		Communications
	$750	Numericable-SFR SA (b)	6.00		05/15/22	753,787
		Consumer, Non-Cyclical
EUR	500	Eurofins Scientific	4.875	(c)	(d)	563,651
		Energy
	150	Areva SA	3.50		03/22/21	152,821
	600	Areva SA	4.875		09/23/24	593,938
	700	TOTAL SA	2.25	(c)	(d)	774,089
						1,520,848
		Finance
	650	AXA SA	5.25	(c)	04/16/40	826,483
	300	BNP Paribas SA	6.125	(c)	(d)	332,710
	$875	BPCE SA (b)	5.15		07/21/24	901,264
EUR	1,400	Credit Agricole Assurances SA	4.50	(c)	(d)	1,573,561
	$625	Credit Agricole SA (b)	7.875	(c)	(d)	602,971
EUR	500	Societe Generale SA	2.625		02/27/25	569,634
						4,806,623
		Industrials
	800	Horizon Holdings III SASU	5.125		08/01/22	968,713
		Utilities
	400	Electricite de France SA	5.00	(c)	(d)	444,142
	800	Veolia Environnement SA	4.45	(c)	(d)	959,582
						1,403,724
		Total France				10,017,346

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Germany (1.9%)
		Consumer, Cyclical
EUR	500	Volkswagen International Finance N.V.	4.625	(c)%	(d)	$562,792
	800	ZF North America Capital, Inc.	2.75		04/27/23	942,949
	$535	ZF North America Capital, Inc. (b)	4.50		04/29/22	549,702
						2,055,443
		Consumer, Non-Cyclical
EUR	550	Bayer AG	3.75	(c)	07/01/74	657,118
		Finance
	1,000	Allianz Finance II BV	5.75	(c)	07/08/41	1,336,839
	1,200	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6.00	(c)	05/26/41	1,631,171
	1,100	Vonovia Finance BV	4.625	(c)	04/08/74	1,315,952
						4,283,962
		Utilities
GBP	500	RWE AG	7.00	(c)	(d)	723,270
		Total Germany				7,719,793
		India (0.1%)
		Basic Materials
	$550	Vedanta Resources PLC (b)	6.00		01/31/19	463,430
		Italy (1.1%)
		Communications
EUR	415	Telecom Italia Finance SA	7.75		01/24/33	661,671
	290	Wind Acquisition Finance SA	4.00		07/15/20	325,423
						987,094
		Finance
	1,100	Assicurazioni Generali SpA	10.125	(c)	07/10/42	1,667,030
	$500	Intesa Sanpaolo SpA (b)	6.50		02/24/21	572,698
						2,239,728
		Utilities
EUR	1,000	Enel SpA	5.00	(c)	01/15/75	1,215,185
		Total Italy				4,442,007
		Japan (0.2%)
		Consumer, Cyclical
JPY	100,000	Sony Corp., Series 6	0.00	(e)	09/30/22	962,171

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Jersey (0.2%)
		Finance
GBP	400	Derwent London Capital No. 2 Jersey Ltd., Series DLN	1.12%		07/24/19	$668,038
		Luxembourg (0.3%)
		Communications
EUR	750	Altice Financing SA	6.50		01/15/22	923,197
		Finance
	$341	Ardagh Finance Holdings SA (b)(h)	8.625		06/15/19	352,670
		Total Luxembourg				1,275,867
		Malaysia (0.4%)
		Energy
	1,400	Petronas Capital Ltd.	3.50		03/18/25	1,438,791
		Mexico (0.3%)
		Communications
EUR	800	America Movil SAB de CV	0.00	(e)	05/28/20	918,331
		Utilities
	$387	Fermaca Enterprises S de RL de CV (b)	6.375		03/30/38	374,194
		Total Mexico				1,292,525
		Netherlands (2.3%)
		Consumer, Cyclical
	400	Playa Resorts Holding BV (b)	8.00		08/15/20	404,000
		Finance
EUR	550	ABN Amro Bank N.V	6.375		04/27/21	764,553
	500	ABN Amro Bank N.V.	2.875	(c)	06/30/25	592,446
	600	Achmea BV	6.00	(c)	04/04/43	748,967
	450	Aegon N.V.	4.00	(c)	04/25/44	508,915
	$500	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust	3.75		05/15/19	508,125
EUR	1,400	ASR Nederland N.V.	5.00	(c)	(d)	1,629,168
	1,825	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.50	(c)	(d)	2,007,748
	$1,325	ING Bank N.V. (b)	5.80		09/25/23	1,465,297
						8,225,219

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Industrials
EUR	400	Constellium N.V.	4.625%		05/15/21	$391,378
	300	Constellium N.V.	7.00		01/15/23	302,723
						694,101
		Total Netherlands				9,323,320
		Portugal (0.4%)
		Utilities
	1,000	EDP - Energias de Portugal SA	5.375	(c)	09/16/75	1,146,272
	$425	EDP Finance BV (b)	4.125		01/15/20	435,976
		Total Portugal				1,582,248
		South Africa (0.1%)
		Finance
	550	ICBC Standard Bank PLC	8.125		12/02/19	611,300
		Spain (1.8%)
		Communications
EUR	1,100	Telefonica Europe BV	5.875	(c)	(d)	1,282,187
		Energy
	500	Repsol International Finance BV	4.50	(c)	03/25/75	495,864
		Finance
	1,000	Banco Bilbao Vizcaya Argentaria SA	6.75	(c)	(d)	1,058,364
	900	Banco Santander SA	6.25	(c)	(d)	906,280
	$800	Banco Santander SA (a)	6.375	(c)	(d)	736,973
EUR	1,100	BBVA Subordinated Capital SAU	3.50	(c)	04/11/24	1,302,358
						4,003,975
		Utilities
	1,200	Gas Natural Fenosa Finance BV	3.375	(c)	(d)	1,280,993
		Total Spain				7,063,019
		Switzerland (0.5%)
		Finance
	$1,000	Credit Suisse AG (b)	6.50		08/08/23	1,066,817
	950	UBS AG	5.125		05/15/24	965,437
		Total Switzerland				2,032,254
		United Arab Emirates (0.2%)
		Finance
EUR	1,100	Aabar Investments PJSC	1.00		03/27/22	913,178

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		United Kingdom (3.0%)
		Communications
GBP	509	Virgin Media Finance PLC (b)	6.375%		10/15/24	$754,882
		Consumer, Cyclical
EUR	850	International Game Technology PLC	4.75		02/15/23	1,024,391
GBP	500	John Lewis PLC	4.25		12/18/34	739,367
						1,763,758
		Consumer, Non-Cyclical
EUR	800	EC Finance PLC	5.125		07/15/21	964,224
GBP	350	Voyage Care Bondco PLC	6.50		08/01/18	506,161
						1,470,385
		Energy
	$375	Premier Oil Finance Jersey Ltd., Series PMO	2.50		07/27/18	245,625
		Finance
EUR	400	Aviva PLC	3.875	(c)	07/03/44	448,590
	$700	HSBC Holdings PLC (a)	6.375	(c)	(d)	663,250
EUR	1,200	Lloyds Bank PLC	6.50		03/24/20	1,622,959
	350	Lloyds Banking Group PLC	6.375	(c)	(d)	392,528
GBP	500	Nationwide Building Society	6.875	(c)	(d)	693,681
	50	RSA Insurance Group PLC	9.375	(c)	05/20/39	85,078
	$1,425	Santander UK PLC (b)	5.00		11/07/23	1,486,487
	700	Standard Chartered PLC (b)	5.70		03/26/44	659,693
						6,052,266
		Industrials
	500	CEVA Group PLC (b)	4.00		05/01/18	462,500
		Utilities
GBP	750	NGG Finance PLC	5.625	(c)	06/18/73	1,156,136
		Total United Kingdom				11,905,552
		United States (17.8%)
		Basic Materials
	$512	Chemtura Corp. (a)	5.75		07/15/21	512,000
	400	Hexion, Inc.	8.875		02/01/18	312,000
	400	Hexion, Inc.	10.00		04/15/20	372,000
	500	Prince Mineral Holding Corp. (b)	11.50		12/15/19	438,750
						1,634,750
		Communications
	900	AT&T, Inc.	6.30		01/15/38	1,076,896
	500	Cable One, Inc. (b)	5.75		06/15/22	515,000

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$540	CCO Holdings LLC/CCO Holdings Capital Corp.	6.50%		04/30/21	$560,142
900	CCO Safari II LLC (b)	4.908		07/23/25	971,659
750	CSC Holdings LLC (a)	5.25		06/01/24	684,375
500	DISH DBS Corp.	5.00		03/15/23	458,750
500	inVentiv Health, Inc. (b)	9.00		01/15/18	517,500
500	Lamar Media Corp. (a)	5.00		05/01/23	522,500
675	LinkedIn Corp.	0.50		11/01/19	633,656
700	MDC Partners, Inc. (b)	6.50		05/01/24	726,670
400	Midcontinent Communications & Midcontinent Finance Corp. (b)	6.25		08/01/21	415,000
700	Motorola Solutions, Inc. (a)	4.00		09/01/24	681,983
1,150	Netflix, Inc.	5.50		02/15/22	1,207,500
950	Omnicom Group, Inc.	3.60		04/15/26	991,112
550	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.25		02/15/22	569,937
1,100	Priceline Group, Inc. (The) (a)	0.90		09/15/21	1,138,500
925	T-Mobile USA, Inc.	6.836		04/28/23	989,750
725	Twitter, Inc.	0.25		09/15/19	633,469
825	Verizon Communications, Inc.	4.672		03/15/55	801,347
343	Yahoo!, Inc.	0.00	(e)	12/01/18	346,430
					14,442,176
	Consumer, Cyclical
500	Allied Specialty Vehicles, Inc. (b)	8.50		11/01/19	512,500
500	Aramark Services, Inc.	5.125		01/15/24	531,250
500	Century Communities, Inc.	6.875		05/15/22	488,750
452	CVS Pass-Through Trust (b)	4.163		08/11/36	452,263
475	Dollar Tree, Inc. (b)	5.75		03/01/23	509,580
1,400	General Motors Financial Co., Inc.	4.30		07/13/25	1,445,375
500	Gibson Brands, Inc. (a)(b)	8.875		08/01/18	280,000
500	Global Partners LP/GLP Finance Corp.	6.25		07/15/22	412,500
425	Global Partners LP/GLP Finance Corp.	7.00		06/15/23	359,389
400	Guitar Center, Inc. (b)	6.50		04/15/19	365,000
450	HD Supply, Inc.	7.50		07/15/20	478,688
500	JC Penney Corp., Inc.	8.125		10/01/19	517,500
575	Lear Corp.	5.25		01/15/25	613,813
750	MGM Resorts International (a)	6.00		03/15/23	780,937
675	QVC, Inc.	4.85		04/01/24	683,728
3,904	Resort at Summerlin LP, Series B (h)(i)(j)(k)(l)(m)	13.00		12/15/07	0
345	Rite Aid Corp.	6.75		06/15/21	364,081
500	RSI Home Products, Inc. (b)	6.50		03/15/23	523,750

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$750	Sally Holdings LLC/Sally Capital, Inc. (a)	5.625%		12/01/25	$804,375
500	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC (b)	5.875		05/15/21	505,000
500	Sonic Automotive, Inc. (a)	5.00		05/15/23	500,000
500	Speedway Motorsports, Inc.	5.125		02/01/23	517,500
500	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.50		06/01/24	496,500
250	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.75		03/01/25	247,500
500	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. (b)	6.375		06/01/21	492,500
1,100	Tesla Motors, Inc.	0.25		03/01/19	1,038,812
650	Toll Brothers Finance Corp.	0.50		09/15/32	645,531
300	Tops Holding LLC/Tops Markets II Corp. (b)	8.00		06/15/22	270,000
700	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (a)(b)	5.50		03/01/25	672,437
					15,509,259
	Consumer, Non-Cyclical
350	Acadia Healthcare Co., Inc.	5.125		07/01/22	356,562
500	Ahern Rentals, Inc. (b)	7.375		05/15/23	383,750
500	Central Garden & Pet Co. (a)	6.125		11/15/23	527,500
500	Harland Clarke Holdings Corp. (b)	9.75		08/01/18	500,625
550	HCA, Inc.	4.75		05/01/23	565,125
975	Illumina, Inc. (a)	0.00	(e)	06/15/19	976,219
1,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC (b)	5.50		04/15/25	907,500
500	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. (b)	5.875		01/15/24	531,250
400	Quintiles Transnational Corp. (b)	4.875		05/15/23	411,500
500	RR Donnelley & Sons Co.	7.875		03/15/21	520,000
450	Safway Group Holding LLC/Safway Finance Corp. (b)	7.00		05/15/18	452,250
860	United Rentals North America, Inc.	5.75		11/15/24	876,125
1,550	Whole Foods Market, Inc. (b)	5.20		12/03/25	1,635,419
					8,643,825
	Diversified
775	Argos Merger Sub, Inc. (a)(b)	7.125		03/15/23	794,375
	Energy
460	Carrizo Oil & Gas, Inc. (a)	6.25		04/15/23	443,900
500	Cobalt International Energy, Inc.	2.625		12/01/19	254,063

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$250	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. (b)	6.25%		04/01/23	$229,375
775	Ensco PLC	5.75		10/01/44	518,281
500	Hilcorp Energy I LP/Hilcorp Finance Co. (b)	5.00		12/01/24	467,500
675	MPLX LP	4.00		02/15/25	603,466
350	Newfield Exploration Co.	5.375		01/01/26	348,250
400	Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125		11/15/20	399,000
500	Rice Energy, Inc.	6.25		05/01/22	497,500
875	Rowan Cos., Inc. (a)	5.85		01/15/44	598,819
					4,360,154
	Finance
450	Ally Financial, Inc.	4.125		03/30/20	459,563
450	Ally Financial, Inc.	4.25		04/15/21	459,000
375	Bank of America Corp.	6.11		01/29/37	437,079
1,175	Bank of America Corp., MTN	4.25		10/22/26	1,203,461
925	Citigroup, Inc.	5.50		09/13/25	1,026,634
500	DuPont Fabros Technology LP	5.625		06/15/23	517,500
775	Extra Space Storage LP (a)(b)	3.125		10/01/35	855,406
190	Genworth Holdings, Inc.	7.625		09/24/21	160,550
1,330	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,617,263
500	Iron Mountain, Inc. (b)	6.00		10/01/20	530,000
500	iStar, Inc.	6.50		07/01/21	493,750
550	Jefferies Finance LLC/JFIN Co-Issuer Corp. (b)	7.375		04/01/20	510,125
500	KCG Holdings, Inc. (b)	6.875		03/15/20	460,000
574	Kennedy-Wilson, Inc.	5.875		04/01/24	563,238
400	Provident Funding Associates LP/PFG Finance Corp. (a)(b)	6.75		06/15/21	381,000
520	Prudential Financial, Inc.	5.625	(c)	06/15/43	542,630
422	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. (b)	9.50		06/15/19	437,567
1,000	Starwood Property Trust, Inc.	4.55		03/01/18	1,022,500
					11,677,266
	Industrials
300	Apex Tool Group LLC (b)	7.00		02/01/21	271,500
350	Artesyn Embedded Technologies, Inc. (b)	9.75		10/15/20	311,500
500	Ball Corp.	4.00		11/15/23	496,750
250	CTP Transportation Products LLC/CTP Finance, Inc. (b)	8.25		12/15/19	243,750
500	Florida East Coast Holdings Corp. (b)	6.75		05/01/19	507,500

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$550	JB Poindexter & Co., Inc. (b)	9.00%		04/01/22	$581,625
	800	Kemet Corp. (a)	10.50		05/01/18	628,000
	450	Martin Midstream Partners LP/Martin Midstream Finance Corp.	7.25		02/15/21	414,000
	750	MasTec, Inc.	4.875		03/15/23	693,750
	705	OPE KAG Finance Sub, Inc. (b)	7.875		07/31/23	724,387
	250	SAExploration Holdings, Inc.	10.00		07/15/19	141,875
	500	SBA Communications Corp.	4.875		07/15/22	505,315
	230	Silgan Holdings, Inc.	5.00		04/01/20	236,613
	500	Standard Industries, Inc (b)	5.375		11/15/24	523,750
	500	Summit Materials LLC/Summit Materials Finance Corp.	6.125		07/15/23	506,250
	400	Summit Materials LLC/Summit Materials Finance Corp. (b)	8.50		04/15/22	426,000
	500	Techniplas LLC (b)	10.00		05/01/20	352,500
	400	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp. (b)(h)	9.75		06/15/19	214,000
	500	XPO Logistics, Inc. (b)	7.875		09/01/19	525,625
	500	Zachry Holdings, Inc. (b)	7.50		02/01/20	497,500
						8,802,190
		Technology
	650	Akamai Technologies, Inc. (a)	0.00	(e)	02/15/19	628,878
	650	Citrix Systems, Inc. (a)	0.50		04/15/19	737,344
	750	First Data Corp. (b)	5.75		01/15/24	764,062
	691	Nuance Communications, Inc.	2.75		11/01/31	691,864
	592	ON Semiconductor Corp., Series B	2.625		12/15/26	631,590
	650	Red Hat, Inc. (a)	0.25		10/01/19	803,969
	675	SanDisk Corp.	0.50		10/15/20	702,422
	550	ServiceNow, Inc.	0.00	(e)	11/01/18	639,719
						5,599,848
		Total United States				71,463,843
		Total Corporate Bonds (Cost $150,721,671)				144,197,549
		Sovereign (25.8%)
		Argentina (0.2%)
	675	Argentine Republic Government International Bond (a)(b)	7.50		04/22/26	686,812
		Australia (0.6%)
AUD	3,150	Australia Government Bond	3.25		04/21/25	2,545,057

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Bermuda (0.1%)
	$530	Bermuda Government International Bond (b)	4.854%		02/06/24	$564,450
		Brazil (2.0%)
BRL	38,400	Brazil Letras do Tesouro Nacional	0.00	(e)	01/01/19	8,168,043
		Canada (1.4%)
CAD	2,500	Canadian Government Bond	0.25		05/01/17	1,984,777
	3,000	Canadian Government Bond	1.50		06/01/23	2,439,762
	1,300	Canadian Government Bond	2.75		06/01/22	1,140,316
		Total Canada				5,564,855
		Colombia (0.5%)
	$1,900	Colombia Government International Bond (a)	4.50		01/28/26	1,947,975
		Croatia (0.3%)
	1,200	Croatia Government International Bond	5.50		04/04/23	1,275,000
		Cyprus (1.0%)
EUR	3,400	Cyprus Government International Bond	3.875		05/06/22	3,960,329
		Dominican Republic (0.5%)
	$1,900	Dominican Republic International Bond	5.50		01/27/25	1,909,500
		Greece (0.7%)
EUR	200	Hellenic Republic Government Bond (n)	3.00		02/24/23	168,413
	200	Hellenic Republic Government Bond (n)	3.00		02/24/24	164,691
	200	Hellenic Republic Government Bond (n)	3.00		02/24/25	160,923
	200	Hellenic Republic Government Bond (n)	3.00		02/24/26	157,936
	200	Hellenic Republic Government Bond (n)	3.00		02/24/27	153,284
	200	Hellenic Republic Government Bond (n)	3.00		02/24/28	150,741
	200	Hellenic Republic Government Bond (n)	3.00		02/24/29	147,786
	200	Hellenic Republic Government Bond (n)	3.00		02/24/30	145,193
	200	Hellenic Republic Government Bond (n)	3.00		02/24/31	143,085
	200	Hellenic Republic Government Bond (n)	3.00		02/24/32	140,271
	200	Hellenic Republic Government Bond (n)	3.00		02/24/33	138,704
	200	Hellenic Republic Government Bond (n)	3.00		02/24/34	136,901
	200	Hellenic Republic Government Bond (n)	3.00		02/24/35	135,770
	200	Hellenic Republic Government Bond (n)	3.00		02/24/36	134,739
	200	Hellenic Republic Government Bond (n)	3.00		02/24/37	134,064
	200	Hellenic Republic Government Bond (n)	3.00		02/24/38	132,862
	200	Hellenic Republic Government Bond (n)	3.00		02/24/39	132,823
	200	Hellenic Republic Government Bond (n)	3.00		02/24/40	132,089

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
EUR	200	Hellenic Republic Government Bond (n)	3.00%	02/24/41	$131,804
	200	Hellenic Republic Government Bond (n)	3.00	02/24/42	133,089
		Total Greece			2,875,168
		Hungary (3.2%)
HUF	2,170,000	Hungary Government Bond	6.00	11/24/23	$9,736,403
	$2,650	Hungary Government International Bond	5.75	11/22/23	3,004,239
		Total Hungary			12,740,642
		Indonesia (1.0%)
	3,600	Indonesia Government International Bond (b)	5.875	01/15/24	4,105,674
		Italy (0.4%)
EUR	1,300	Italy Buoni Poliennali Del Tesoro	0.10	04/15/19	1,487,931
		Ivory Coast (0.2%)
	$830	Ivory Coast Government International Bond	5.75	12/31/32	757,757
		Kazakhstan (0.2%)
	750	KazMunayGas National Co., JSC	6.375	04/09/21	788,437
		Kenya (0.3%)
	1,110	Kenya Government International Bond	6.875	06/24/24	1,048,950
		Mexico (4.2%)
MXN	226,000	Mexican Bonos	10.00	12/05/24	16,955,836
		New Zealand (2.6%)
NZD	8,200	New Zealand Government Bond	4.50	04/15/27	6,614,728
	700	New Zealand Government Bond	5.50	04/15/23	584,549
	4,100	New Zealand Government Bond	5.50	04/15/23	3,423,786
		Total New Zealand			10,623,063
		Peru (0.3%)
	$1,200	Peruvian Government International Bond (a)	4.125	08/25/27	1,288,200
		Poland (1.8%)
PLN	18,700	Poland Government Bond	2.50	07/25/26	4,658,522
	9,350	Poland Government Bond	3.25	07/25/25	2,515,837
		Total Poland			7,174,359
		Portugal (1.0%)
EUR	3,000	Portugal Obrigacoes do Tesouro OT (b)	5.65	02/15/24	4,084,254

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Romania (0.7%)
RON	10,000	Romania Government Bond	4.75%		02/24/25	$2,774,875
		Russia (0.3%)
	$1,200	Russian Foreign Bond - Eurobond	4.875		09/16/23	1,279,752
		Serbia (0.3%)
	900	Republic of Serbia	7.25		09/28/21	1,021,634
		South Africa (1.6%)
	1,040	Eskom Holdings SOC Ltd.	7.125		02/11/25	988,858
ZAR	85,690	South Africa Government Bond	8.00		01/31/30	5,401,356
		Total South Africa				6,390,214
		United Kingdom (0.1%)
GBP	340	HSS Financing PLC	6.75		08/01/19	499,996
		United States (0.2%)
	$325	Select Medical Corp. (a)	6.375		06/01/21	309,969
	400	Waterjet Holdings, Inc. (b)	7.625		02/01/20	401,500
		Total United States				711,469
		Venezuela (0.1%)
	1,300	Petroleos de Venezuela SA	9.00		11/17/21	516,425
		Total Sovereign (Cost $100,373,199)				103,746,657
		Agency Fixed Rate Mortgages (0.1%)
	1	Federal Home Loan Mortgage Corporation, Gold Pools:	6.50		02/01/29 - 10/01/32	1,470
		Federal National Mortgage Association, Conventional Pools:
	69		6.50		05/01/28 - 09/01/32	80,222
	8		7.00		08/01/29 - 11/01/32	8,745
		Government National Mortgage Association, Various Pools:
	19		7.50		07/20/25	21,648
	84		8.00		01/15/22 - 05/15/30	88,875
		Total Agency Fixed Rate Mortgages (Cost $182,754)				200,960
		Asset-Backed Securities (5.4%)
	385	Asset-Backed Securities Corp. Home Equity Loan Trust	0.629	(c)	03/25/36	338,894

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$233	Bayview Opportunity Master Fund IIIa Trust (b)	3.844%		11/28/29	$232,810
	Bear Stearns Asset-Backed Securities I Trust
702		0.699	(c)	10/25/36	497,642
1,575		0.759	(c)	03/25/37	840,951
564	Bear Stearns Asset-Backed Securities Trust	0.759	(c)	01/25/47	545,388
350	CDC Mortgage Capital Trust	1.059	(c)	01/25/33	324,196
1,546	Credit-Based Asset Servicing and Securitization LLC	0.589	(c)	05/25/36	1,111,663
1,638	CWABS Asset-Backed Certificates Trust	0.679	(c)	10/25/46	1,349,008
430	EMC Mortgage Loan Trust (b)	1.433	(c)	11/25/30	374,504
1,314	Fieldstone Mortgage Investment Trust	0.709	(c)	04/25/47	923,950
	GSAA Home Equity Trust
2,090		0.509	(c)	12/25/46	1,031,428
645		6.002		11/25/36	410,689
1,271	GSAA Trust	6.099		03/25/37	611,444
	Invitation Homes Trust
700	(b)	4.936	(c)	12/17/31	695,288
1,417	(b)	5.186	(c)	08/17/32	1,404,227
560	Mastr Specialized Loan Trust (b)	0.789	(c)	05/25/37	435,341
850	Merrill Lynch Mortgage Investors Trust	0.679	(c)	08/25/37	510,135
	Nationstar HECM Loan Trust
1,002	(b)	3.844		05/25/18	1,003,108
1,826	(b)	6.657		11/25/25	1,810,187
1,395	Ownit Mortgage Loan Trust	0.709	(c)	03/25/37	1,079,564
731	RAMP Trust	0.759	(c)	11/25/35	599,407
1,181	RMAT LLC (b)	4.826		06/25/35	1,153,490
800	Silver Bay Realty Trust (b)	3.986	(c)	09/17/31	735,110
441	Sunset Mortgage Loan Co., LLC (b)	3.721		11/16/44	438,737
1,126	VOLT NPL X LLC (b)	4.75		10/26/54	1,091,008
400	VOLT XIX LLC (b)	5.00		04/25/55	387,808
399	VOLT XXII LLC (b)	4.25		02/25/55	379,615
799	VOLT XXXI LLC (b)	4.50		02/25/55	767,539
595	VOLT XXXIII LLC (b)	4.25		03/25/55	564,990
	Total Asset-Backed Securities (Cost $22,011,945)				21,648,121
	Collateralized Mortgage Obligations - Agency Collateral Series (0.4%)
2,762	Federal Home Loan Mortgage Corporation, IO REMIC	1.712	(c)	02/15/38	185,916
	Federal National Mortgage Association, IO REMIC
5,321		1.828	(c)	10/25/39	441,044

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$3,369		1.872	(c)%	03/25/44	$267,872
	1,253		6.111	(c)	08/25/41	197,097
	3,579	Government National Mortgage Association, IO	5.811	(c)	12/20/42	584,853
		Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $1,184,068)				1,676,782
		Commercial Mortgage-Backed Securities (5.0%)
	633	BAMLL Commercial Mortgage Securities Trust (b)	5.933	(c)	12/15/31	555,812
	650	BAMLL Re-REMIC Trust (b)	1.88	(c)	09/27/44	595,010
	900	CFCRE Mortgage Trust (b)	4.233	(c)	07/15/30	888,027
		COMM Mortgage Trust
	363	(b)	3.495		09/10/47	261,444
	970	(b)	3.937	(c)	06/11/27	963,070
	490	(b)	4.311	(c)	03/10/46	440,230
	139	(b)	4.896	(c)	07/15/47	111,316
	473	(b)	4.91	(c)	12/10/23	437,093
	424	(b)	5.069	(c)	04/10/47	359,115
		Commercial Mortgage Pass-Through Certificates
	335	(b)	4.753	(c)	02/10/47	282,876
		IO
	4,803		1.006	(c)	02/10/47	179,799
	3,205	COOF Securitization Trust, IO (b)	2.682	(c)	10/25/40	396,110
	5,797	COOF Securitization Trust II, IO (b)	2.201	(c)	08/25/41	619,510
EUR	1,156	Deco Ltd. (Ireland) (b)	4.50	(c)	11/07/24	1,317,174
		GS Mortgage Securities Trust
	$1,000	(b)	4.662	(c)	11/10/47	794,954
	410	(b)	4.662	(c)	09/10/47	305,918
		JP Morgan Chase Commercial Mortgage Securities Trust
	690	(b)	4.724	(c)	07/15/47	538,066
		IO
	6,432		1.303	(c)	07/15/47	345,323
		JPMBB Commercial Mortgage Securities Trust
	600	(b)	3.985	(c)	02/15/48	441,019
	236	(b)	4.108	(c)	09/15/47	190,624
	335	(b)	4.816	(c)	08/15/47	276,818
	405	(b)	4.831	(c)	04/15/47	332,379
	1,004	(b)	5.215	(c)	11/15/45	925,355
		IO
	3,900		1.261	(c)	08/15/47	255,074
	400	JPMCC Re-REMIC Trust (b)	2.906	(c)	11/27/49	338,656

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$3,468	KGS-Alpha SBA COOF Trust, IO (b)	2.891	(c)%	07/25/41	$486,123
	270	LB-UBS Commercial Mortgage Trust	6.448	(c)	09/15/45	270,024
GBP	725	Logistics PLC (United Kingdom) (b)	3.99	(c)	08/20/25	1,029,945
	$2,000	Motel 6 Trust (b)	5.279		02/05/30	1,977,064
EUR	800	Taurus Ltd. (Germany)	4.40	(c)	02/01/26	868,177
		Wells Fargo Commercial Mortgage Trust
	$535	(b)	3.938		08/15/50	420,100
	650	(b)	4.511	(c)	04/15/50	491,720
		WF-RBS Commercial Mortgage Trust
	248	(b)	3.692		11/15/47	181,606
	1,005	(b)	3.803	(c)	11/15/47	741,314
	303	(b)	3.986		05/15/47	226,273
	419	(b)	4.138	(c)	10/15/57	329,065
	250	(b)	4.275	(c)	05/15/45	222,837
	541	(b)	5.147	(c)	09/15/46	510,884
		Total Commercial Mortgage-Backed Securities (Cost $20,979,354)				19,905,904
		Mortgages - Other (12.2%)
		Alba PLC(United Kingdom)
GBP	400		2.609	(c)	04/24/49	544,457
	500		3.209	(c)	04/24/49	642,147
		Alternative Loan Trust
	$1,385		0.569	(c)	03/25/47	941,223
	355		0.599	(c)	02/25/47	294,299
	289		0.619	(c)	05/25/47	233,216
	671		0.939	(c)	10/25/35	517,491
	576		2.384	(c)	10/25/35	519,428
	254		2.531	(c)	08/25/35	229,084
	705		2.666	(c)	05/25/36	567,707
	52		5.50		02/25/36	46,457
	189		6.00		04/25/36	156,554
	187		6.00		12/25/36	139,425
	377		6.00		07/25/37	338,305
		PAC
	40		5.50		02/25/36	35,706
	455		5.50		04/25/37	377,496
	102		6.00		04/25/36	89,623
		American Home Mortgage Assets Trust
	213		0.564	(c)	03/25/47	154,959
	452		1.347	(c)	10/25/46	355,342

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		American Home Mortgage Investment Trust
	$263	(b)	6.10%		01/25/37	$149,304
		IO
	3,596		2.078		05/25/47	643,931
		Banc of America Alternative Loan Trust
	1,831		0.889	(c)	11/25/36	1,117,549
	294		1.089	(c)	07/25/46	195,758
	464		5.50		03/25/21	462,564
		Banc of America Funding Trust
	793		0.669	(c)	02/20/47	655,333
	341		5.25		07/25/37	343,047
	146		6.00		07/25/37	109,118
	845	BCAP LLC Trust (b)	0.613	(c)	07/26/35	622,826
		Bear Stearns Trust
	2,126		0.819	(c)	05/25/36	1,765,377
	217		2.98	(c)	05/25/47	186,349
	635		2.982	(c)	05/25/36	483,099
	214	Chase Mortgage Finance Trust	1.039	(c)	02/25/37	140,115
		ChaseFlex Trust
	88		6.50		02/25/35	84,336
	89		6.50		02/25/37	61,594
		CHL Mortgage Pass-Through Trust
	677		2.543	(c)	09/25/34	631,751
	629		5.50		05/25/34	641,950
	323	Citigroup Mortgage Loan Trust	2.848	(c)	11/25/36	277,773
		Credit Suisse European Mortgage Capital Ltd. (Ireland)
EUR	1,439	(b)	2.75	(c)	04/20/20	1,573,874
		IO
	1,151	(b)	0.25		04/20/20	8,570
		CSMC Mortgage-Backed Trust
	$1,139		5.587	(c)	04/25/37	551,155
	2,127		6.50		05/25/36	1,073,695
		CSMC Trust
	764	(b)	4.664	(c)	08/25/62	744,373
	900	(b)	4.699	(c)	11/25/57	894,769
GBP	1,000	Eurosail PLC (United Kingdom)	1.541	(c)	06/13/45	1,213,367
		Fannie Mae Connecticut Avenue Securities
	$863		4.439	(c)	05/25/25	858,095
	1,596		5.339	(c)	11/25/24	1,650,217

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		First Horizon Alternative Mortgage Securities Trust
	$85		6.00%		08/25/36	$71,987
	598		6.25		08/25/36	458,567
		Freddie Mac Structured Agency Credit Risk Debt Notes
	720		4.189	(c)	09/25/24	696,211
	466		4.439	(c)	08/25/24	460,150
	1,100		4.683	(c)	11/25/23	1,118,344
	1,500		4.989	(c)	10/25/24	1,547,277
		GreenPoint Mortgage Funding Trust
	813		0.599	(c)	02/25/37	678,033
	742		0.619	(c)	01/25/37	595,956
	315		0.729	(c)	02/25/36	248,381
EUR	1,765	Grifonas Finance PLC (Greece)	0.152	(c)	08/28/39	1,415,027
		GSR Mortgage Loan Trust
	$307		2.786	(c)	03/25/37	253,045
	49		3.018	(c)	05/25/35	45,920
		Impac CMB Trust
	146		1.174	(c)	04/25/35	114,230
	182		1.189	(c)	04/25/35	122,812
	761	Impac Secured Assets Trust	0.609	(c)	08/25/36	553,235
		JP Morgan Alternative Loan Trust
	28		3.24	(c)	11/25/36	29,345
	388		6.00		12/25/35	359,083
	353		6.00		08/25/36	340,642
		Lehman Mortgage Trust
	61		5.50		11/25/35	56,044
	200		5.50		02/25/36	188,739
	210		5.50		02/25/36	170,137
	1,260		6.00		06/25/37	777,776
	407		6.50		09/25/37	305,297
	1,420	Lehman XS Trust	0.659	(c)	06/25/47	995,444
	1,558	Luminent Mortgage Trust Series 2007-7N	0.669	(c)	05/25/37	1,152,431
	839	MASTR Adjustable Rate Mortgages Trust (b)	2.868	(c)	11/25/35	640,460
	130	MASTR Asset Securitization Trust	6.00	(c)	06/25/36	124,715
	2,858	Merrill Lynch Mortgage Investors Trust, IO (b)	2.134	(c)	02/25/36	338,228
GBP	219	Money Partners Securities 4 PLC (Ireland)	5.391	(c)	03/15/40	306,486
	$996	MortgageIT Trust	0.889	(c)	10/25/35	847,171
	394	Nomura Asset Acceptance Corp. Alternative Loan Trust	0.499	(c)	10/25/36	288,881
	1,259	Opteum Mortgage Acceptance Corp. Trust	0.739	(c)	04/25/36	1,096,926

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
GBP	1,000	Paragon Mortgages No. 13 PLC (United Kingdom)	1.388	(c)%	01/15/39	$1,099,886
		RALI Trust
	$202		6.00		04/25/36	167,198
	282		6.00		08/25/36	222,573
	723		6.00		11/25/36	581,840
	389		6.00		11/25/36	312,779
	87		6.00		01/25/37	68,519
		PAC
	111		6.00		04/25/36	91,779
		Reperforming Loan REMIC Trust
	556	(b)	6.50		03/25/35	557,857
	679	(b)	7.50		11/25/34	661,468
EUR	1,242	ResLoC UK PLC (United Kingdom)	0.225	(c)	12/15/43	1,041,438
	$342	STARM Mortgage Loan Trust	3.03	(c)	10/25/37	304,567
		Structured Adjustable Rate Mortgage Loan Trust
	1,111		1.455	(c)	11/25/34	992,405
	882		2.807	(c)	06/25/37	798,303
	2,731	Structured Asset Securities Corp., IO (b)	4.506	(c)	07/25/35	478,671
		Washington Mutual Mortgage Pass-Through Certificates Trust
	1,035		1.137	(c)	04/25/47	753,807
	1,137		1.347	(c)	05/25/46	802,777
	414		2.457	(c)	10/25/36	360,585
		Total Mortgages - Other (Cost $48,765,581)				49,016,240
		U.S. Treasury Securities (8.4%)
	13,400	U.S. Treasury Bond	3.50		02/15/39	15,827,182
	17,519	U.S. Treasury Inflation Indexed Bond	0.25		01/15/25	17,750,664
		Total U.S. Treasury Securities (Cost $32,544,232)				33,577,846
		Variable Rate Senior Loan Interests (1.7%)
	700	Atkore International, Inc., 2nd Lien Term	7.75		10/09/21	665,000
	747	Builders FirstSource, Inc., Term B	6.00		07/31/22	748,535
	750	Commercial Barge Line Co., 1st Lien Term	9.75		11/12/20	659,062
	898	Diamond Resorts Corp., Term Loan	5.50		05/09/21	877,418
	98	Drillships Ocean Ventures, Inc., Term B (Cyprus)	5.50		07/25/21	58,582
	994	FMG Resources August 2006 Pty Ltd., Term B (Australia)	4.25		06/30/19	939,137
	711	Gates Global, Inc., Term B	4.25		07/06/21	683,270
	380	Graton Economic Development Authority, Term B	4.75		09/01/22	380,597
	748	Gruden Acquisition, Inc., 1st Lien Term	5.75		08/18/22	665,831
	698	Navistar International Corp., Term B	6.50		08/07/20	661,592

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$688	TTM Technologies, Inc., 1st Lien Term	6.00%	05/31/21	$676,569
	Total Variable Rate Senior Loan Interests (Cost $7,185,192)			7,015,593
	Short-Term Investments (6.8%)
	U.S. Treasury Security (0.7%)
2,975	U.S. Treasury Bill (o)(p) (Cost $2,973,347)	0.508	06/09/16	2,973,347
NUMBER OF SHARES (000)
	Securities held as Collateral on Loaned Securities (0.9%)
	Investment Company (0.7%)
2,734	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 7)			2,733,569
PRINCIPAL AMOUNT (000)
	Repurchase Agreement (0.2%)
$867	Barclays Capital, Inc. (0.28%, dated 04/29/16, due 05/02/16; proceeds $866,866; fully collateralized by a U.S. Government obligation; 1.00% due 03/15/18; valued at $884,183)			866,845
	Total Securities held as Collateral on Loaned Securities (Cost $3,600,414)			3,600,414
NUMBER OF SHARES (000)
	Investment Company (5.2%)
20,970	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 7) (Cost $20,969,520)			20,969,520
	Total Short-Term Investments (Cost $27,543,281)			27,543,281
	Total Investments (Cost $411,491,277) (q)(r)		101.7%	408,528,933
	Liabilities in Excess of Other Assets		(1.7)	(6,899,146)
	Net Assets		100.0%	$401,629,787

  IO  Interest Only.

  MTN  Medium Term Note.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

  PAC  Planned Amortization Class.

  PJSC  Public Joint Stock Company.

  REMIC  Real Estate Mortgage Investment Conduit.

  (a)  All or a portion of this security was on loan at April 30, 2016.

  (b)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (c)  Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2016.

  (d)  Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of April 30, 2016.

  (e)  Capital appreciation bond.

  (f)  Amount is less than 0.05%.

  (g)  Par is less than $500.

  (h)  Payment-in-kind security.

  (i)  Issuer in bankruptcy.

  (j)  Non-income producing security; bond in default.

  (k)  Illiquid security.

  (l)  Acquired through exchange offer.

  (m)  At April 30, 2016, the Fund held a fair valued security valued at $0, representing 0.00% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (n)  Multi-step - Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of April 30, 2016. Maturity date disclosed is the ultimate maturity date.

  (o)  Rate shown is the yield to maturity at April 30, 2016.

  (p)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

  (q)  Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contract and swap agreements.

  (r)  At April 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $10,517,918 and the aggregate gross unrealized depreciation is $13,480,262 resulting in net unrealized depreciation of $2,962,344.

Foreign Currency Forward Exchange Contracts Open at April 30, 2016:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Citibank NA	NOK	15,000,000	EUR	1,624,956	05/04/16	$(2,210)
Citibank NA	NOK	52,236,000		$6,422,163	05/04/16	(65,266)
Citibank NA		$7,868,740	CAD	9,865,039	05/04/16	(6,289)
HSBC Bank PLC	EUR	585,945		$663,644	05/04/16	(7,312)
HSBC Bank PLC	GBP	5,604,692		$7,968,930	05/04/16	(220,370)
HSBC Bank PLC	GBP	823,682		$1,159,988	05/04/16	(43,536)
HSBC Bank PLC	GBP	420,389		$598,211	05/04/16	(16,041)
HSBC Bank PLC	PLN	13,500,000	EUR	3,071,294	05/04/16	(19,968)
HSBC Bank PLC	TWD	130,000,000		$4,035,513	05/04/16	4,880
HSBC Bank PLC		$3,275,792	EUR	2,880,156	05/04/16	22,227
HSBC Bank PLC		$53,833,296	EUR	47,451,120	05/04/16	502,187
HSBC Bank PLC		$10,614,524	GBP	7,261,950	05/04/16	(3,719)
HSBC Bank PLC		$669,673	HKD	5,194,645	05/04/16	8
HSBC Bank PLC		$5,882,586	HUF	1,612,107,449	05/04/16	34,572

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION
HSBC Bank PLC		$4,000,457	IDR	52,500,000,000	05/04/16	$(20,083)
HSBC Bank PLC		$6,039,697	RON	23,813,862	05/04/16	46,913
HSBC Bank PLC		$4,021,655	TWD	130,000,000	05/04/16	8,978
HSBC Bank PLC		$513,269	ZAR	7,760,731	05/04/16	31,908
HSBC Bank PLC		$5,395,126	ZAR	76,917,475	05/04/16	8,184
HSBC Bank PLC	ZAR	40,685,484		$2,782,763	05/04/16	(75,317)
JPMorgan Chase Bank NA	AUD	6,840,414		$5,137,295	05/04/16	(63,598)
JPMorgan Chase Bank NA	BRL	16,979,634		$4,775,597	05/04/16	(159,677)
JPMorgan Chase Bank NA	CAD	2,321,781	MXN	31,000,000	05/04/16	(48,795)
JPMorgan Chase Bank NA	CAD	2,650,000		$2,043,996	05/04/16	(68,058)
JPMorgan Chase Bank NA	EUR	1,582,544	NOK	15,000,000	05/04/16	50,774
JPMorgan Chase Bank NA	EUR	3,168,012	PLN	13,500,000	05/04/16	(90,782)
JPMorgan Chase Bank NA	EUR	1,191,737		$1,357,897	05/04/16	(6,741)
JPMorgan Chase Bank NA	GBP	413,187		$585,045	05/04/16	(18,683)
JPMorgan Chase Bank NA	MXN	31,000,000	CAD	2,255,698	05/04/16	(3,873)
JPMorgan Chase Bank NA	MXN	131,129,769		$7,541,814	05/04/16	(79,228)
JPMorgan Chase Bank NA	PLN	26,408,061		$7,066,978	05/04/16	148,349
JPMorgan Chase Bank NA	RON	13,578,950		$3,475,016	05/04/16	4,358
JPMorgan Chase Bank NA	RON	10,679,512		$2,715,079	05/04/16	(14,509)
JPMorgan Chase Bank NA		$78,912	AUD	102,375	05/04/16	(1,074)
JPMorgan Chase Bank NA		$2,603,148	AUD	3,324,510	05/04/16	(75,462)
JPMorgan Chase Bank NA		$2,675,914	AUD	3,505,327	05/04/16	(10,749)
JPMorgan Chase Bank NA		$2,290,042	EUR	2,012,127	05/04/16	14,011
JPMorgan Chase Bank NA		$78,832	EUR	69,725	05/04/16	1,009
JPMorgan Chase Bank NA		$91,395	EUR	80,500	05/04/16	784
JPMorgan Chase Bank NA		$1,998,700	HUF	545,000,000	05/04/16	1,695
JPMorgan Chase Bank NA		$7,621,836	MXN	131,129,769	05/04/16	(794)
JPMorgan Chase Bank NA		$3,867,673	NOK	32,169,000	05/04/16	127,543
JPMorgan Chase Bank NA		$2,032,264	RUB	137,000,000	05/04/16	82,831
JPMorgan Chase Bank NA	ZAR	12,492,722		$841,902	05/04/16	(35,688)
JPMorgan Chase Bank NA	ZAR	31,500,000		$2,082,287	05/04/16	(130,530)
State Street Bank and Trust Co.	CAD	2,640,000		$2,033,917	05/04/16	(70,167)
State Street Bank and Trust Co.		$634,244	BRL	2,260,000	05/04/16	22,645
UBS AG	AUD	91,798		$70,366	05/04/16	570
UBS AG	BRL	13,020,104		$3,631,423	05/04/16	(152,980)
UBS AG	CAD	11,612,734		$8,909,024	05/04/16	(346,342)
UBS AG	EUR	44,787,235		$51,083,469	05/04/16	(201,644)
UBS AG	EUR	7,140,706		$8,141,547	05/04/16	(35,156)
UBS AG	HKD	5,194,645		$670,000	05/04/16	319
UBS AG	HUF	1,617,107,449		$5,880,605	05/04/16	(54,906)
UBS AG	HUF	540,000,000		$1,965,369	05/04/16	(16,673)
UBS AG	IDR	52,500,000,000		$3,975,767	05/04/16	(4,608)
UBS AG	NZD	13,151,660		$9,058,758	05/04/16	(123,880)
UBS AG	RUB	137,000,000		$2,121,728	05/04/16	6,633
UBS AG	TWD	130,000,000		$4,043,546	05/04/16	12,913

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION
UBS AG		$7,959,753	BRL	27,739,738	05/04/16	$103,037
UBS AG		$2,042,363	CAD	2,660,403	05/04/16	77,982
UBS AG		$3,462,363	CAD	4,377,292	05/04/16	26,345
UBS AG		$273,067	EUR	240,036	05/04/16	1,794
UBS AG		$236,785	EUR	209,359	05/04/16	2,948
UBS AG		$862,508	EUR	762,600	05/04/16	10,732
UBS AG		$2,413,077	NOK	20,067,000	05/04/16	79,136
UBS AG		$191,383	NZD	278,250	05/04/16	2,894
UBS AG		$8,979,847	NZD	12,873,410	05/04/16	8,514
UBS AG		$6,815,810	PLN	26,408,061	05/04/16	102,819
UBS AG		$111,439	RON	444,600	05/04/16	2,197
UBS AG		$4,035,513	TWD	130,000,000	05/04/16	(4,880)
Citibank NA	NOK	15,112,000		$1,857,925	05/06/16	(18,889)
HSBC Bank PLC	JPY	283,513,439		$2,539,669	05/06/16	(124,931)
HSBC Bank PLC		$663,679	JPY	71,734,409	05/06/16	10,517
JPMorgan Chase Bank NA	JPY	4,220,970		$37,870	05/06/16	(1,801)
JPMorgan Chase Bank NA	MXN	30,810,000	JPY	197,778,448	05/06/16	68,534
JPMorgan Chase Bank NA	MXN	35,700,000		$1,996,721	05/06/16	(77,710)
JPMorgan Chase Bank NA		$1,844,310	NOK	15,112,000	05/06/16	32,505
UBS AG	JPY	193,567,522	MXN	30,810,000	05/06/16	(28,957)
UBS AG	MXN	26,351,885		$1,498,759	05/06/16	(32,478)
UBS AG		$3,605,169	MXN	62,051,885	05/06/16	500
Westpac Banking Corp.		$1,990,031	JPY	216,000,000	05/06/16	40,044
Citibank NA	CAD	9,865,039		$7,868,733	06/03/16	6,203
Citibank NA	EUR	1,623,365	NOK	15,000,000	06/03/16	2,198
Citibank NA		$6,421,459	NOK	52,236,000	06/03/16	65,165
Citibank NA		$1,857,743	NOK	15,112,000	06/03/16	18,852
HSBC Bank PLC	EUR	3,067,091	PLN	13,500,000	06/03/16	19,478
HSBC Bank PLC	EUR	47,451,120		$53,883,831	06/03/16	(498,493)
HSBC Bank PLC	GBP	7,261,950		$10,615,134	06/03/16	3,597
HSBC Bank PLC	HKD	5,194,645		$669,852	06/03/16	(25)
HSBC Bank PLC	HUF	1,612,107,449		$5,878,575	06/03/16	(36,285)
HSBC Bank PLC	JPY	71,734,409		$664,085	06/03/16	(10,536)
HSBC Bank PLC	RON	23,813,862		$6,040,616	06/03/16	(47,071)
HSBC Bank PLC	ZAR	76,917,475		$5,362,188	06/03/16	(8,558)
JPMorgan Chase Bank NA	AUD	3,505,327		$2,672,507	06/03/16	10,632
JPMorgan Chase Bank NA	CAD	2,248,991	MXN	31,000,000	06/03/16	3,858
JPMorgan Chase Bank NA	CAD	62,958		$50,232	06/03/16	54
JPMorgan Chase Bank NA	EUR	203,630		$233,180	06/03/16	(195)
JPMorgan Chase Bank NA	MXN	131,129,769		$7,598,685	06/03/16	241
JPMorgan Chase Bank NA		$3,404	GBP	2,323	06/03/16	(10)
JPMorgan Chase Bank NA		$1,769,122	MXN	30,400,000	06/03/16	(7,564)
JPMorgan Chase Bank NA		$2,039,464	RUB	132,300,000	06/03/16	(13,262)
UBS AG	BRL	27,739,738		$7,886,881	06/03/16	(97,156)
UBS AG	MXN	30,810,000	JPY	192,812,677	06/03/16	27,974

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION
UBS AG	MXN	62,051,885		$3,594,269	06/03/16	$(1,389)
UBS AG	NZD	12,873,410		$8,965,197	06/03/16	(8,598)
UBS AG	PLN	26,408,061		$6,811,064	06/03/16	(103,115)
UBS AG		$3,964,658	IDR	52,500,000,000	06/03/16	(1,796)
UBS AG		$2,106,882	RUB	137,000,000	06/03/16	(8,698)
Net Unrealized Depreciation						$(1,564,064)

Futures Contract Open at April 30, 2016:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
478	Short	U.S. Treasury 10 yr. Note, Jun-16	$(62,169,875)	$84,203

Credit Default Swap Agreements Open at April 30, 2016:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Deutsche Bank AG CMBX.NA.BB.60	Sell	$749	5.00%	5/11/63	$(73,400)	$5,106	$(68,294)	NR
Goldman Sachs International CMBX.NA.BB.60	Sell	586	5.00	5/11/63	(53,031)	(401)	(53,432)	NR
Morgan Stanley & Co., LLC* CDX.NA.HY.24	Buy	4,529	5.00	6/20/20	103,108	(350,883)	(247,775)	NR
Total Credit Default Swaps		$5,864			$(23,323)	$(346,178)	$(369,501)

  NR  Not rated.

  †  Credit rating as issued by Standard & Poor's.

  *  Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

Currency Abbreviations:

AUD  Australian Dollar.

BRL  Brazilian Real.

CAD  Canadian Dollar.

DKK  Danish Krone.

EUR  Euro.

GBP  British Pound.

HKD  Hong Kong Dollar.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

HUF  Hungarian Forint.

IDR  Indonesian Rupiah.

JPY  Japanese Yen.

MXN  Mexican Peso.

NOK  Norwegian Krone.

NZD  New Zealand Dollar.

PLN  Polish Zloty.

RON  Romanian New Leu.

RUB  Russian Ruble.

TWD  Taiwan Dollar.

ZAR  South African Rand.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements

Statement of Assets and Liabilities April 30, 2016 (unaudited)

Assets:
Investments in securities, at value (cost $387,788,188) (Including $15,353,866 for securities loaned)	$384,825,844
Investments in affiliate, at value (cost $23,703,089)	23,703,089
Total investments in securities, at value (cost $411,491,277)	408,528,933
Unrealized appreciation on open foreign currency forward exchange contracts	1,863,041
Cash (including foreign currency valued at $5,448 with a cost of $5,576)	6,855,494
Receivable for:
Investments sold	4,260,982
Interest	4,104,300
Variation margin on open futures contracts	612,300
Shares of beneficial interest sold	351,054
Foreign withholding taxes reclaimed	11,865
Dividends from affiliate	9,174
Variation margin on open swap agreements	7,519
Premium paid on open swap agreements	5,106
Prepaid expenses and other assets	118,780
Total Assets	426,728,548
Liabilities:
Collateral on securities loaned, at value	10,461,485
Unrealized depreciation on open swap agreements	126,431
Unrealized depreciation on open foreign currency forward exchange contracts	3,427,105
Payable for:
Investments purchased	9,161,481
Shares of beneficial interest redeemed	1,395,495
Advisory fee	103,010
Dividends to shareholders	70,031
Transfer and sub transfer agent fees	43,966
Distribution fee	39,991
Administration fee	26,323
Premium received on open swap agreements	401
Accrued expenses and other payables	243,042
Total Liabilities	25,098,761
Net Assets	$401,629,787
Composition of Net Assets:
Paid-in-capital	$512,213,708
Net unrealized depreciation	(4,414,921)
Dividends in excess of net investment income	(1,183,493)
Accumulated net realized loss	(104,985,507)
Net Assets	$401,629,787
Class A Shares:
Net Assets	$96,195,380
Shares Outstanding (unlimited shares authorized, $0.01 par value)	17,846,157
Net Asset Value Per Share	$5.39
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$5.63
Class B Shares:
Net Assets	$856,505
Shares Outstanding (unlimited shares authorized, $0.01 par value)	158,259
Net Asset Value Per Share	$5.41
Class L Shares:
Net Assets	$11,388,503
Shares Outstanding (unlimited shares authorized, $0.01 par value)	2,113,244
Net Asset Value Per Share	$5.39
Class I Shares:
Net Assets	$157,567,212
Shares Outstanding (unlimited shares authorized, $0.01 par value)	28,917,499
Net Asset Value Per Share	$5.45
Class C Shares:
Net Assets	$18,311,377
Shares Outstanding (unlimited shares authorized, $0.01 par value)	3,399,992
Net Asset Value Per Share	$5.39
Class IS Shares:
Net Assets	$117,310,810
Shares Outstanding (unlimited shares authorized, $0.01 par value)	21,526,736
Net Asset Value Per Share	$5.45

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations For the six months ended April 30, 2016 (unaudited)

Net Investment Income: Income
Interest	$6,771,340
Dividends from affiliate (Note 7)	49,336
Income from securities loaned - net	33,780
Total Income	6,854,456
Expenses
Advisory fee (Note 4)	568,435
Distribution fee (Class A shares) (Note 5)	130,128
Distribution fee (Class B shares) (Note 5)	3,964
Distribution fee (Class L shares) (Note 5)	29,800
Distribution fee (Class C shares) (Note 5)	75,909
Administration fee (Note 4)	142,109
Sub transfer agent fees and expenses (Class A shares)	57,910
Sub transfer agent fees and expenses (Class B shares)	789
Sub transfer agent fees and expenses (Class L shares)	5,123
Sub transfer agent fees and expenses (Class I shares)	34,537
Sub transfer agent fees and expenses (Class C shares)	2,110
Professional fees	69,949
Custodian fees	69,315
Registration fees	43,409
Shareholder reports and notices	31,353
Transfer agent fees and expenses (Class A shares) (Note 6)	16,199
Transfer agent fees and expenses (Class B shares) (Note 6)	1,715
Transfer agent fees and expenses (Class L shares) (Note 6)	1,427
Transfer agent fees and expenses (Class I shares) (Note 6)	4,018
Transfer agent fees and expenses (Class C shares) (Note 6)	1,247
Transfer agent fees and expenses (Class IS shares) (Note 6)	895
Trustees' fees and expenses	1,254
Other	42,430
Total Expenses	1,334,025
Less: rebate from Morgan Stanley affiliated cash sweep (Note 7)	(12,132)
Less: reimbursement of class specific expenses (Class B shares) (Note 4)	(1,434)
Net Expenses	1,320,459
Net Investment Income	5,533,997

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations For the six months ended April 30, 2016 (unaudited)

Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	$(4,160,287)
Futures contracts	(2,074,157)
Swap agreements	(98,148)
Foreign currency forward exchange contracts	(3,443,708)
Foreign currency translation	122,908
Net Realized Loss	(9,653,392)
Change in Unrealized Appreciation (Depreciation) on:
Investments	7,350,763
Futures contracts	402,622
Swap agreements	(45,865)
Foreign currency forward exchange contracts	(1,608,982)
Foreign currency translation	59,185
Net Change in Unrealized Appreciation (Depreciation)	6,157,723
Net Loss	(3,495,669)
Net Increase	$2,038,328

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2016	FOR THE YEAR ENDED OCTOBER 31, 2015
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$5,533,997	$8,720,880
Net realized loss	(9,653,392)	(3,353,065)
Net change in unrealized appreciation (depreciation)	6,157,723	(6,857,819)
Net Increase (Decrease)	2,038,328	(1,490,004)
Dividends to Shareholders from Net Investment Income:
Class A shares	(2,659,524)	(4,342,549)
Class B shares	(21,023)	(44,400)
Class L shares	(290,039)	(473,894)
Class I shares	(3,979,125)	(3,390,468)
Class C shares	(333,667)	(95,863)*
Class IS shares	(1,956,290)	(2,930,775)
Total Dividends	(9,239,668)	(11,277,949)
Net increase from transactions in shares of beneficial interest	73,830,351	160,040,271
Net Increase	66,629,011	147,272,318
Net Assets:
Beginning of period	335,000,776	187,728,458
End of Period (Including dividends in excess of net investment income and accumulated undistributed net investment income of $(1,183,493) and $2,522,178, respectively)	$401,629,787	$335,000,776

*  For the period April 30, 2015 through October 31, 2015.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2016 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's primary investment objective is to seek a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares, Class I shares, Class C shares and Class IS shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, most Class B shares, and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class L shares, Class I shares and Class IS shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class L shares, and Class C shares incur distribution expenses.

The Fund suspended offering Class B and Class L shares to all investors (February 25, 2013 and April 30, 2015, respectively). Class B and Class L shareholders of the Fund do not have the option of purchasing additional Class B or Class L shares. However, the existing Class B and Class L shareholders may invest through reinvestment of dividends and distributions.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. In cases where a security is traded on more than one

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

exchange, the security is valued on the exchange designated as the primary market; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) swaps are marked-to-market daily based upon quotations from market makers; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (10) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss), and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

D. Senior Loans — Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

E. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

F. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations.

The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2016.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
GROSS ASSET AMOUNT PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
$15,353,866	(a)	$—	$(15,353,866	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of $10,461,485, of which $3,600,414 was subsequently invested in Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of April 30, 2016, there was uninvested cash of $6,861,071, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $5,235,708 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

The Fund has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures". ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016.

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS AS OF APRIL 30, 2016
	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Securities Lending Transactions
Corporate Bonds	$8,318,685	$—	$—	$—	$8,318,685
Sovereign	2,142,800	—	—	—	2,142,800
Total	$10,461,485	$—	$—	$—	$10,461,485
Total Borrowings	$10,461,485	$—	$—	$—	$10,461,485
Gross amount of recognized liabilities for securities lending transactions					$10,461,485

G. Repurchase Agreements — The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

J. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2016.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
Assets:
Fixed Income Securities
Corporate Bonds	$—	$144,197,549	$—	†	$144,197,549	†
Sovereign	—	103,746,657	—		103,746,657
Agency Fixed Rate Mortgages	—	200,960	—		200,960
Asset-Backed Securities	—	21,648,121	—		21,648,121
Collateralized Mortgage Obligations — Agency Collateral Series	—	1,676,782	—		1,676,782
Commercial Mortgage-Backed Securities	—	19,905,904	—		19,905,904
Mortgages — Other	—	49,016,240	—		49,016,240
U.S. Treasury Securities	—	33,577,846	—		33,577,846
Variable Rate Senior Loan Interests	—	7,015,593	—		7,015,593
Total Fixed Income Securities	—	380,985,652	—	†	380,985,652	†

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
Short-Term Investments
U.S. Treasury Security	$—	$2,973,347	$—		$2,973,347
Investment Companies	23,703,089	—	—		23,703,089
Repurchase Agreement	—	866,845	—		866,845
Total Short-Term Investments	23,703,089	3,840,192	—		27,543,281
Foreign Currency Forward Exchange Contracts	—	1,863,041	—		1,863,041
Futures Contract	84,203	—	—		84,203
Credit Default Swap Agreement	—	103,108	—		103,108
Total Assets	23,787,292	386,791,993	—	†	410,579,285 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(3,427,105)	—		(3,427,105)
Credit Default Swap Agreements	—	(126,431)	—		(126,431)
Total Liabilities	—	(3,553,536)	—		(3,553,536)
Total	$23,787,292	$383,238,457	$—	†	$407,025,749 †

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2016, the Fund did not have any investments transfer between investment levels.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

CORPORATE BOND
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2016	$—	†

†  Includes one security which is valued at zero.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts The Fund entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of April 30, 2016.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$84,203	(d)	Variation margin on open futures contracts	$—
Credit Risk	Unrealized appreciation on open swap agreements	—		Unrealized depreciation on open swap agreements	(126,431)
	Variation margin on open swap agreement	103,108	(d)	Variation margin on open swap agreement	—
Foreign Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	1,863,041		Unrealized depreciation on open foreign currency forward exchange contracts	(3,427,105)
		$2,050,352			$(3,553,536)

(d)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2016 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FOREIGN CURRENCY FORWARD EXCHANGE	SWAP AGREEMENTS
Interest Rate Risk	$(2,074,157)	$—	$—
Credit Risk	—	—	(98,148)
Foreign Currency Risk	—	(3,443,708)	—
Total	$(2,074,157)	$(3,443,708)	$(98,148)

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FOREIGN CURRENCY FORWARD EXCHANGE	SWAP AGREEMENTS
Interest Rate Risk	$402,622	$—	$—
Credit Risk	—	—	(45,865)
Foreign Currency Risk	—	(1,608,982)	—
Total	$402,622	$(1,608,982)	$(45,865)

At April 30, 2016, the Fund's derivative assets and liabilities are as follows:

  GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES(e)	ASSETS(f)	LIABILITIES(f)
Foreign Currency Forward Exchange Contracts	$1,863,041	$(3,427,105)
Swap Agreements	—	(126,431)
Total	$1,863,041	$(3,553,536)

(e)  Excludes exchange-traded derivatives.

(f)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of April 30, 2016.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
Citibank NA	$92,418	$(92,418)	$—	$0
HSBC Bank PLC	693,449	(693,449)	—	0
JPMorgan Chase Bank NA	547,178	(547,178)	—	0
State Street Bank and Trust Co.	22,645	(22,645)	—	0
UBS AG	467,307	(467,307)	—	0
Westpac Banking Corp.	40,044	—	—	40,044
Total	$1,863,041	$(1,822,997)	$—	$40,044

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Citibank NA	$92,654	$(92,418)	$—	$236
Deutsche Bank AG	73,400	—	(69,571)	3,829
Goldman Sachs International	53,031	—	—	53,031
HSBC Bank PLC	1,132,245	(693,449)	—	438,796
JPMorgan Chase Bank NA	908,783	(547,178)	—	361,605
State Street Bank and Trust Co.	70,167	(22,645)	—	47,522
UBS AG	1,223,256	(467,307)	—	755,949
Total	$3,553,536	$(1,822,997)	$(69,571)	$1,660,968

For the six months ended April 30, 2016, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$300,312,745
Futures Contracts:
Average monthly original value	$91,700,074
Swap Agreements:
Average monthly notional amount	$5,995,917

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

4. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the annual rate of 0.32% to the net assets of the Fund determined as of the close of each business day.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with advisory services, subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class A, 1.69% for Class B, 1.34% for Class L, 0.70% for Class I, 1.80% for Class C and 0.67% for Class IS. Effective January 4, 2016, the Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that the total annual operating expense will not exceed 0.95% for Class A, 1.59% for Class B, 1.24% for Class L, 0.60% for Class I, 1.70% for Class C and 0.57% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended April 30, 2016, $1,434 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.85% of the average daily net assets

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

of Class B shares; (iii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iv) Class C — up to1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may or may not be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $12,737,002 at April 30, 2016.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2016, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2016, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $294 and received $1,236 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund.

7. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2016, aggregated $233,272,299 and $166,024,952, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $23,243,265 and $6,916,837, respectively.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended April 30, 2016, advisory fees paid were reduced by $12,132 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended April 30, 2016 is as follows:

VALUE OCTOBER 31, 2015	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE APRIL 30, 2016
$24,241,296	$192,844,635	$193,382,842	$49,336	$23,703,089

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. The Fund didn't have pension costs for the six months ended April 30, 2016. At April 30, 2016, the Fund had an accrued pension liability of $70,053, which is included in "Accrued expenses and other payables" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

8. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 DISTRIBUTIONS PAID FROM: ORDINARY INCOME	2014 DISTRIBUTIONS PAID FROM: ORDINARY INCOME
$11,277,949	$4,011,505

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to gains/losses on paydowns, swaps and foreign currency, tax adjustments on passive foreign investment companies and debt securities sold by the Fund and an expired capital loss carryforward, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2015:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$3,604,257	$(3,492,713)	$(111,544)

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

At October 31, 2015, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$3,758,785	$—

At October 31, 2015, the Fund had available for Federal income tax purposes unused short-term capital losses of $5,197,053 and long term capital losses of $900,891 that do not have an expiration date.

In addition, at October 31, 2015, the Fund had available for Federal income tax purposes capital loss carryforwards which will expire on the indicated dates:

AMOUNT	EXPIRATION
$14,113,199	October 31, 2016
29,800,962	October 31, 2017
44,367,385	October 31, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

9. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2016		FOR THE YEAR ENDED OCTOBER 31, 2015
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	2,389,039	$12,794,357	8,875,010	$50,241,758
Conversion from Class B	29,964	160,497	39,383	223,338
Reinvestment of dividends	467,612	2,506,277	729,211	4,123,473
Redeemed	(5,411,919)	(28,948,097)	(7,756,390)	(43,991,960)
Net increase (decrease) — Class A	(2,525,304)	(13,486,966)	1,887,214	10,596,609
CLASS B SHARES
Sold	17,883	96,497	29,800	169,792
Conversion to Class A	(29,830)	(160,497)	(39,274)	(223,338)
Reinvestment of dividends	3,587	19,302	7,203	40,954
Redeemed	(21,654)	(116,069)	(68,945)	(394,151)
Net decrease — Class B	(30,014)	(160,767)	(71,216)	(406,743)
CLASS L SHARES
Sold	80,695	429,052	1,144,646	6,551,273
Reinvestment of dividends	54,017	289,417	82,733	467,711
Redeemed	(349,468)	(1,879,893)	(507,756)	(2,870,509)
Net increase (decrease) — Class L	(214,756)	(1,161,424)	719,623	4,148,475
CLASS I SHARES
Sold	11,407,009	62,212,112	22,905,772	131,017,821
Reinvestment of dividends	635,066	3,437,838	527,260	2,996,715
Redeemed	(7,321,785)	(39,796,405)	(4,344,964)	(24,665,607)
Net increase — Class I	4,720,290	25,853,545	19,088,068	109,348,929
CLASS C SHARES
Sold	1,651,564	8,901,846	1,908,891 *	10,741,074 *
Reinvestment of dividends	55,787	298,614	16,931 *	94,037 *
Redeemed	(170,778)	(920,115)	(62,403)*	(349,934)*
Net increase — Class C	1,536,573	8,280,345	1,863,419	10,485,177
CLASS IS SHARES
Sold	11,481,481	62,000,000	4,930,972	28,629,343
Reinvestment of dividends	360,999	1,956,027	434,668	2,479,481
Redeemed	(1,741,447)	(9,450,409)	(901,979)	(5,241,000)
Net increase — Class A	10,101,033	54,505,618	4,463,661	25,867,824
Net increase in Fund	13,587,822	$73,830,351	27,950,769	$160,040,271

*For the period April 30, 2015 through October 31, 2015.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

10. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

11. Credit Facility

As of April 4, 2016 the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended April 30, 2016, the Fund did not have any borrowings under the facility.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

12. Other

At April 30, 2016, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 26.5%.

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2016		2015		2014		2013		2012		2011
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.51		$5.77		$5.65		$5.70		$5.35		$5.40
Income (loss) from investment operations:
Net investment income(1)	0.08		0.18		0.22		0.26		0.26		0.32
Net realized and unrealized gain (loss)	(0.06)		(0.21)		0.11		(0.06)		0.39		(0.07)
Total income (loss) from investment operations	0.02		(0.03)		0.33		0.20		0.65		0.25
Less dividends from net investment income	(0.14)		(0.23)		(0.21)		(0.25)		(0.30)		(0.30)
Net asset value, end of period	$5.39		$5.51		$5.77		$5.65		$5.70		$5.35
Total Return(2)	0.32	%(6)	(0.53)%		5.91%		3.53%		12.54%		4.87%
Ratios to Average Net Assets:
Net expenses	0.93	%(3)(7)	1.04	%(3)	1.16	%(3)(4)	1.19	%(3)(4)	1.09	%(3)	1.12	%(3)
Net investment income	3.02	%(3)(7)	3.16	%(3)	3.72	%(3)(4)	4.51	%(3)(4)	4.76	%(3)	6.02	%(3)
Rebate from Morgan Stanley affiliate	0.01	%(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$96,195		$112,333		$106,612		$68,732		$77,573		$78,145
Portfolio turnover rate	50	%(6)	102%		83%		91%		131%		74%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(4)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2014	1.20%	3.68%
October 31, 2013	1.31	4.39

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2016		2015		2014		2013		2012		2011
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.54		$5.79		$5.67		$5.72		$5.37		$5.42
Income (loss) from investment operations:
Net investment income(1)	0.06		0.15		0.18		0.22		0.23		0.29
Net realized and unrealized gain (loss)	(0.07)		(0.21)		0.11		(0.06)		0.38		(0.07)
Total income (loss) from investment operations	(0.01)		(0.06)		0.29		0.16		0.61		0.22
Less dividends from net investment income	(0.12)		(0.19)		(0.17)		(0.21)		(0.26)		(0.27)
Net asset value, end of period	$5.41		$5.54		$5.79		$5.67		$5.72		$5.37
Total Return(2)	(0.21	)%(6)	(1.01)%		5.15%		2.85%		11.79%		4.19%
Ratios to Average Net Assets:
Net expenses	1.62	%(3)(4)(7)	1.68	%(3)(4)	1.84	%(3)(4)	1.77	%(3)(4)	1.69	%(3)	1.72	%(3)
Net investment income	2.34	%(3)(4)(7)	2.63	%(3)(4)	3.10	%(3)(4)	3.91	%(3)(4)	4.16	%(3)	5.42	%(3)
Rebate from Morgan Stanley affiliate	0.01	%(7)	0.01%		0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$857		$1,042		$1,502		$1,969		$4,406		$6,335
Portfolio turnover rate	50	%(6)	102%		83%		91%		131%		74%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(4)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2016	1.93%	2.02%
October 31, 2015	1.88	2.43
October 31, 2014	2.02	2.92
October 31, 2013	1.88	3.80

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2016		2015		2014		2013		2012		2011
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.51		$5.77		$5.65		$5.70		$5.35		$5.40
Income (loss) from investment operations:
Net investment income(1)	0.07		0.17		0.20		0.24		0.23		0.29
Net realized and unrealized gain (loss)	(0.06)		(0.21)		0.12		(0.06)		0.39		(0.07)
Total income (loss) from investment operations	0.01		(0.04)		0.32		0.18		0.62		0.22
Less dividends from net investment income	(0.13)		(0.22)		(0.20)		(0.23)		(0.27)		(0.27)
Net asset value, end of period	$5.39		$5.51		$5.77		$5.65		$5.70		$5.35
Total Return(2)	0.22	%(6)	(0.73)%		5.63%		3.16%		11.88%		4.24%
Ratios to Average Net Assets:
Net expenses	1.15	%(3)(7)	1.25	%(3)	1.42	%(3)(4)	1.55	%(3)(4)	1.68	%(3)	1.71	%(3)
Net investment income	2.81	%(3)(7)	2.94	%(3)	3.46	%(3)(4)	4.15	%(3)(4)	4.17	%(3)	5.43	%(3)
Rebate from Morgan Stanley affiliate	0.01	%(7)	0.01	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$11,389		$12,834		$9,275		$5,942		$6,744		$6,210
Portfolio turnover rate	50	%(6)	102%		83%		91%		131%		74%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Effective February 25, 2013, Class C shares were renamed Class L shares. Class C shares held for less than one year were subject to a 1.0% contingent deferred sales charge. The contingent deferred sales charge on Class L shares was eliminated effective February 25, 2013.

(3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(4)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2014	1.44%	3.44%
October 31, 2013	1.67	4.03

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2016		2015		2014		2013		2012		2011
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.57		$5.82		$5.71		$5.75		$5.39		$5.44
Income (loss) from investment operations:
Net investment income(1)	0.09		0.18		0.23		0.27		0.28		0.34
Net realized and unrealized gain (loss)	(0.06)		(0.18)		0.11		(0.05)		0.39		(0.07)
Total income (loss) from investment operations	0.03		(0.00	)†	0.34		0.22		0.67		0.27
Less dividends from net investment income	(0.15)		(0.25)		(0.23)		(0.26)		(0.31)		(0.32)
Net asset value, end of period	$5.45		$5.57		$5.82		$5.71		$5.75		$5.39
Total Return(2)	0.49	%(6)	(0.17)%		6.19%		3.95%		12.91%		5.09%
Ratios to Average Net Assets:
Net expenses	0.59	%(3)(7)	0.69	%(3)	0.80	%(3)(4)	0.94	%(3)(4)	0.84	%(3)	0.87	%(3)
Net investment income	3.36	%(3)(7)	3.18	%(3)	3.88	%(3)(4)	4.77	%(3)(4)	5.01	%(3)	6.27	%(3)
Rebate from Morgan Stanley affiliate	0.01	%(7)	0.01%		0.01%		0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$157,567		$134,841		$29,761		$3,130		$1,892		$804
Portfolio turnover rate	50	%(6)	102%		83%		91%		131%		74%

  †  Amount is less than $0.005 per share.

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(4)  If the Fund had borne all of its expenses that were waived by the Adviser/ Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2014	0.86%	3.82%
October 31, 2013	1.08	4.63

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2016		FOR PERIOD FROM APRIL 30, 2015^ TO OCTOBER 31, 2015
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.51		$5.73
Income (loss) from investment operations:
Net investment income(1)	0.06		0.03
Net realized and unrealized loss	(0.06)		(0.17)
Total income (loss) from investment operations	0.00	†	(0.14)
Less dividends from net investment income	(0.12)		(0.08)
Net asset value, end of period	$5.39		$5.51
Total Return(2)	0.02	%(5)	(2.48	)%(5)
Ratios to Average Net Assets:
Net expenses	1.58	%(3)(6)	1.74	%(3)(6)
Net investment income	2.36	%(3)(6)	1.22	%(3)(6)
Rebate from Morgan Stanley affiliate	0.01	%(6)	0.00	%(4)(6)
Supplemental Data:
Net assets, end of period, in thousands	$18,311		$10,269
Portfolio turnover rate	50	%(5)	102	%(5)

  ^  Commencement of Offering.

  †  Amount is less than $0.005 per share.

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED OCTOBER 31,		FOR PERIOD FROM SEPTEMBER 13, 2013^
	APRIL 30, 2016	2015	2014	TO OCTOBER 31,
	(unaudited)
Class IS Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.57	$5.83	$5.71	$5.55

Income (loss) from investment operations:

Net investment income(1)	0.09		0.21		0.18		0.03
Net realized and unrealized gain (loss)	(0.06)		(0.22)		0.17		0.17
Total income (loss) from investment operations	0.03		(0.01)		0.35		0.20
Less dividends from net investment income	(0.15)		(0.25)		(0.23)		(0.04)
Net asset value, end of period	$5.45		$5.57		$5.83		$5.71
Total Return(2)	0.52	%(6)	(0.13)%		6.21%		3.70	%(7)
Ratios to Average Net Assets:
Net expenses	0.54	%(3)(7)	0.64	%(3)	0.66	%(3)(4)	0.84	%(3)(4)(7)
Net investment income	3.39	%(3)(7)	3.60	%(3)	3.06	%(3)(4)	4.54	%(3)(4)(7)
Rebate from Morgan Stanley affiliate	0.01	%(7)	0.00	%(5)	0.02%		0.00	%(5)(7)
Supplemental Data:
Net assets, end of period, in thousands	$117,311		$63,680		$40,579		$10
Portfolio turnover rate	50	%(6)	102%		83%		91	%(7)

  ^  Commencement of Offering.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (4)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2014	0.97%	2.75%
October 31, 2013	1.91	3.47

  (5)  Amount is less than 0.005%

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Privacy Notice (unaudited)

Morgan Stanley Investment Management Inc.
An Important Notice Concerning Our U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1. What Personal Information Do We Collect About You?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

Morgan Stanley Global Fixed Income Opportunities Fund

Privacy Notice (unaudited) continued

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies. We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Non-affiliated Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Global Fixed Income Opportunities Fund

Privacy Notice (unaudited) continued

4. How Can You Limit the Sharing Of Certain Types Of Personal Information With Other Morgan Stanley Companies?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5. How Can You Limit the Use of Certain Types Of Personal Information By Other Morgan Stanley Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6. How Can You Send Us An Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:
Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Morgan Stanley Global Fixed Income Opportunities Fund

Privacy Notice (unaudited) continued

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7. What If An Affiliated Company Becomes a Non-affiliated Third Party?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

Morgan Stanley Global Fixed Income Opportunities Fund

Privacy Notice (unaudited) continued

Special Notice to Residents of Vermont
The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

Special Notice to Residents of California
The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

(This page has been left blank intentionally.)

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities Fund

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 22, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 22, 2016